REVOLVING FINANCING	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
REVOLVING FINANCING [Text Block]

NOTE 3 - REVOLVING FINANCING

On February 1, 2017, the Company entered into a Credit and Security Agreement (the "Credit Agreement") with SCM Specialty Finance Opportunities Fund, L.P. (the "Lender") which has been amended from time to time the last of which was June 28, 2019.

The Credit Agreement provides the Company with a revolving credit facility (the "Revolving Facility"), the proceeds of which are to be used to repay existing indebtedness of the Company, transaction fees incurred in connection with the Credit Agreement and for working capital needs of the Company.

Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $5 million (the "Revolving Loan Commitment Amount") and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves, and is subject to certain customer specific requirements).

The Credit Agreement expires on July 1, 2021, unless earlier terminated by the parties in accordance with the terms of the Credit Agreement.

The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its "prime rate," plus (ii) 3.25%, payable monthly in arrears. The interest rate as of September 30, 2019 was 8.25%.

To secure the payment and performance of the obligations under the Credit Agreement, the Company granted to the Lender a continuing security interest in all of the Company's assets and agreed to a lockbox account arrangement in respect of certain eligible receivables.

In connection with the Credit Agreement, the Company paid to the Lender a $30,000 facility fee. The Company agreed to pay the Lender monthly an unused line fee in amount equal to 0.083% per month of the difference derived by subtracting (i) the average daily outstanding balance under the Revolving Facility during the preceding month, from (ii) the Revolving Loan Commitment Amount. The unused line fee will be payable monthly in arrears. The Company also agreed to pay the Lender as additional interest a monthly collateral management fee equal to 0.35% per month calculated on the basis of the average daily balance under the Revolving Facility outstanding during the preceding month. The collateral management fee will be payable monthly in arrears. Upon a termination of the Revolving Facility, the Company agreed to pay the Lender a termination fee in an amount equal to 1% of the Revolving Loan Commitment Amount if the termination occurs before July 1, 2021. The Company must also pay certain fees in the event that receivables are not properly deposited in the appropriate lockbox account.

The interest rate will be increased by 5% in the event of a default under the Credit Agreement. Events of default under the Credit Agreement, some of which are subject to certain cure periods, include a failure to pay obligations when due, the making of a material misrepresentation to the Lender, the rendering of certain judgments or decrees against the Company and the commencement of a proceeding for the appointment of a receiver, trustee, liquidator or conservator or filing of a petition seeking reorganization or liquidation or similar relief.

The Credit Agreement contains customary representations and warranties and various affirmative and negative covenants including the right of first refusal to provide financing for the Company and the financial and loan covenants, such as the loan turnover rate, minimum EBITDA, fixed charge coverage ratio and minimum liquidity requirements. The Company was in compliance with those covenants as of September 30, 2019.

NOTE 4 – REVOLVING FINANCING

On February 1, 2017, the Company entered into a Credit and Security Agreement (the “Credit Agreement”) with SCM Specialty Finance Opportunities Fund, L.P. (the “Lender”).

The Credit Agreement provides the Company with a revolving credit facility (the “Revolving Facility”), the proceeds of which are to be used to repay existing indebtedness of the Company, transaction fees incurred in connection with the Credit Agreement and for working capital needs of the Company.

Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $4 million (the “Revolving Loan Commitment Amount”) and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves, and is subject to certain customer specific requirements).

The Credit Agreement has a term of three years, unless earlier terminated by the parties in accordance with the terms of the Credit Agreement.

The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its “prime rate,” plus (ii) 3.25%, payable monthly in arrears. The interest rate as of March 31, 2019 was 8.75% .

To secure the payment and performance of the obligations under the Credit Agreement, the Company granted to the Lender a continuing security interest in all of the Company’s assets and agreed to a lockbox account arrangement in respect of certain eligible receivables.

In connection with the Credit Agreement, the Company paid to the Lender a $30,000 facility fee. The Company agreed to pay the Lender monthly an unused line fee in amount equal to 0.083% per month of the difference derived by subtracting (i) the average daily outstanding balance under the Revolving Facility during the preceding month, from (ii) the Revolving Loan Commitment Amount. The unused line fee will be payable monthly in arrears. The Company also agreed to pay the Lender as additional interest a monthly collateral management fee equal to 0.35% per month calculated on the basis of the average daily balance under the Revolving Facility outstanding during the preceding month. The collateral management fee will be payable monthly in arrears. Upon a termination of the Revolving Facility, the Company agreed to pay the Lender a termination fee in an amount equal to 2% of the Revolving Loan Commitment Amount if the termination occurs before February 1, 2020. The Company must also pay certain fees in the event that receivables are not properly deposited in the appropriate lockbox account.

The interest rate will be increased by 5% in the event of a default under the Credit Agreement. Events of default under the Credit Agreement, some of which are subject to certain cure periods, include a failure to pay obligations when due, the making of a material misrepresentation to the Lender, the rendering of certain judgments or decrees against the Company and the commencement of a proceeding for the appointment of a receiver, trustee, liquidator or conservator or filing of a petition seeking reorganization or liquidation or similar relief.

The Credit Agreement contains customary representations and warranties and various affirmative and negative covenants including the right of first refusal to provide financing for the Company and the financial and loan covenants, such as the loan turnover rate, minimum EBTDA, fixed charge coverage ratio and minimum liquidity requirements. The Company was in compliance with those covenants as of March 31, 2019.

On February 13, 2018, the Lender agreed to provide the Company a $400,000 Temporary Over Advance (“TOA”) under the Credit Facility Agreement. The TOA was repaid as follows: (i) the Company made five (5) weekly principal payments on the TOA each in the amount of $20,000 commencing on April 23, 2018 and on the first Business Day of each calendar week thereafter through and including May 21, 2018, (ii) the Company made ten (10) weekly principle payments on the TOA, each in the amount of $30,000, commencing on May 28, 2018 and on the first Business Day of each calendar week thereafter through and including July 30, 2018 and (iii) repaid the remaining principal balance on the TOA, if any, in full on or prior to July 30, 2018.

On February 14, 2018, David Guarino, the Company's Chief Financial Officer, entered into a Guarantee Agreement (the “Guarantee”) with the Lender in order for the Lender to agree to provide the Company the $400,000 TOA under the Credit Agreement. Under the Guarantee, Mr. Guarino personally, absolutely, and unconditionally, jointly and severally, guaranteed the prompt, complete and full payment of the Company’s obligations to repay the TOA only, under the Credit Agreement, with the Lender. As of March 31, 2019, the TOA has been repaid in full.

On December 31, 2018, the Lender agreed to provide the Company a $400,000 Temporary Over Advance (“TOA 2”) under the Credit Facility Agreement. The TOA2 is to be repaid as follows: (i) the Company shall make five (5) weekly principal payments on the TOA 2 each in the amount of $20,000 commencing on February 18, 2019 and on the first Business Day of each calendar week thereafter through and including March 18, 2019, (ii) the Company shall make ten (10) weekly principal payments on the TOA 2, each in the amount of $30,000, commencing on March 25, 2018 and on the first Business Day of each calendar week thereafter through and including May 27, 2019 and (iii) repay the remaining principal balance on the TOA 2, if any, in full on or prior to May 27, 2019. As of March 31, 2019, the TOA 2 was repaid in full.

On December 31, 2018, David Guarino entered into a Guarantee Agreement (the “Guarantee 2”) with the Lender in order for the Lender to agree to provide the Company the $400,000 TOA 2 under the Credit Agreement. Under the Guarantee 2, Mr. Guarino personally, absolutely, and unconditionally, jointly and severally, guaranteed the prompt, complete and full payment of the Company’s obligations to repay the TOA 2 only, under the Credit Agreement, with the Lender.

On June 28, 2019, the Credit Agreement was amended to extend the expiration date to July 1, 2021, to increase the loan commitment amount to $5 million from $4 million and to change the termination fee to 1% from 2%. All other terms and conditions of the Credit Agreement remained the same.